Property and equipment	6 Months Ended
Jun. 30, 2026
Property, plant and equipment [abstract]
Property and equipment	Property and equipment

(in thousands of euro)	Lands and buildings	Laboratory equipment and other	In progress	Total
December 31, 2024
January 1, 2025	2,285	2,861	—	5,133
Of which right of use assets	1,269	1,121	—	2,389
Acquisitions	285	276	—	562
Of which right of use assets	285	218	—	503
Disposals	—	(20)	—	(20)
Of which right of use assets	—	(12)	—	(12)
Depreciation	(294)	(413)	—	(707)
Of which right of use assets	(231)	(111)	—	(341)
Transfers	—	—	—	—
Of which right of use assets	—	—	—	—
Foreign exchange variation	(13)	—	—	(13)
Of which right of use assets	(13)	—	—	(13)
June 30, 2025	2,263	2,705	—	4,955
Of which right of use assets	1,310	1,215	—	2,526

(in thousands of euro)	Lands and buildings	Laboratory equipment and other	In progress	Total

January 1, 2026	1,971	2,385	—	4,356
Of which right of use assets	1,083	1,101	—	2,184
Acquisitions	81	8	—	90
Of which right of use assets	—	—	—	—
Disposals	(172)	(21)	—	(193)
Of which right of use assets	—	(19)	—	(19)
Depreciation	(262)	(348)	—	(611)
Of which right of use assets	(204)	(110)	—	(314)
Transfers	—	—	—	—
Of which right of use assets	—	—	—	—
Foreign exchange variation	—	—	—	—
Of which right of use assets	—	—	—	—
June 30, 2026	1,618	2,024	—	3,643
Of which right of use assets	879	971	—	1,850